Commitments and Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Credit Risk [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	$ 38,700,000	$ 21,300,000
Standby lines of credit
Commitments and Credit Risk [Line Items]
Outstanding standby letters of credit	$ 46,000	$ 46,000
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	90 days
Installment
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	2.20%	3.40%
Real Estate Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	17.50%	19.20%
Commercial Line
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 40,500,000	$ 34,100,000
Consumer Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 38,600,000	$ 38,000,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	80.30%	77.40%